ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reconciliation Of Statement of Financial Position and Statement of Cash Flow (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and due from Banks
Cash and due from banks	$ 652,975,869	$ 498,892,707	$ 328,212,563
As per the Statement of Cash Flows	652,975,869	498,892,707	328,212,563
Debt securities at fair value through profit or loss
As per Statement of Financial Position	263,332,202	101,076,778	151,797,787
Securities not considered as cash equivalents	(153,968,429)	(56,221,698)	(113,751,099)
As per the Statement of Cash Flows	109,363,773	44,855,080	38,046,688
Money Market Funds
As per Statement of Financial Position - Other financial assets	28,633,163	101,259,616	54,977,021
Other financial assets not considered a cash equivalents	(28,234,750)	(94,681,934)	(52,326,471)
As per the Statement of Cash Flow	$ 398,413	$ 6,577,682	$ 2,650,550